Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	NATIONWIDE MUTUAL FUNDS
Prospectus Date	rr_ProspectusDate	Mar. 01, 2013
Supplement [Text Block]	nmf_SupplementTextBlock
NATIONWIDE MUTUAL FUNDS

Nationwide Investor Destinations Aggressive Fund
Nationwide Investor Destinations Moderately Aggressive Fund
Nationwide Investor Destinations Moderate Fund
Nationwide Investor Destinations Moderately Conservative Fund
Nationwide Investor Destinations Conservative Fund

Supplement dated September 27, 2013
to the Prospectus dated March 1, 2013

Capitalized terms and certain other terms used in this supplement, unless otherwise defined in this supplement, have the meanings assigned to them in the applicable Fund's Prospectus.

As described in the Prospectus, the target allocations for each Fund among the various asset classes are subject to change in order to meet each Fund's investment objective or as economic and/or market conditions warrant.  NFA, the investment adviser to the Funds, has determined that changes to the target allocations for the Funds are appropriate at this time.  Accordingly, the Prospectus is amended as set forth below.  The principal investment strategies of each Fund remain unchanged.

Effective September 30, 2013, the Prospectus is amended as follows:

1.           Nationwide Investor Destinations Aggressive Fund.  The second paragraph under "Principal Investment Strategies" on page 3 of the Prospectus is deleted in its entirety and replaced with the following:

The Fund pursues its objective primarily by seeking growth of capital.  Through investments in the Underlying Funds, the Fund invests heavily in equity securities, such as common stocks of U.S. and international companies (including smaller companies).  As of the date of this Prospectus, the Fund allocates approximately 59% of its net assets in U.S. stocks and approximately 28% in international stocks.  The Fund is designed for aggressive investors who are comfortable with assuming the risks associated with investing in a high percentage of stocks, including international stocks.  The Fund is also designed for investors with long time horizons, who want to maximize their long-term returns and who have a high tolerance for possible short-term losses.

2.           Nationwide Investor Destinations Moderately Aggressive Fund.  The second paragraph under "Principal Investment Strategies" on page 7 of the Prospectus is deleted in its entirety and replaced with the following:

The Fund pursues its objective primarily by seeking growth of capital, as well as income.  Through investments in the Underlying Funds, the Fund invests considerably in equity securities, such as common stocks of U.S. and international companies, including smaller companies.  As of the date of this Prospectus, the Fund allocates approximately 51% of its net assets in U.S. stocks, approximately 26% in international stocks and approximately 19% in bonds.  The Fund is designed for moderately aggressive investors who want to maximize returns over the long-term but who have a tolerance for possible short-term losses or who are looking for some additional diversification.

3.           Nationwide Investor Destinations Moderate Fund.  The second paragraph under "Principal Investment Strategies" on page 11 of the Prospectus is deleted in its entirety and replaced with the following:

The Fund pursues its objective by seeking both growth of capital and income.  Through investments in the Underlying Funds, the Fund may invest a majority of its assets in equity securities, such as common stocks of U.S. and international companies (including smaller companies) that the investment adviser believes offer opportunities for capital growth, but also a considerable portion of its assets in bonds (including mortgage-backed securities) in order to generate investment income.  As of the date of this Prospectus, the Fund allocates approximately 38% of its net assets in U.S. stocks, approximately 19% in international stocks and approximately 39% in bonds.  The Fund is designed for investors who have a lower tolerance for risk than more aggressive investors and who are seeking both capital growth and income.  The Fund is also designed for investors who have a longer time horizon and who are willing to accept moderate short-term price fluctuations in exchange for potential longer-term results.

4.           Nationwide Investor Destinations Moderately Conservative Fund.  The second paragraph under "Principal Investment Strategies" on page 15 of the Prospectus is deleted in its entirety and replaced with the following:

The Fund pursues its objective by seeking income and, secondarily, long-term growth of capital.  Through investments in the Underlying Funds, the Fund invests a majority of its assets in fixed-income securities, such as bonds, mortgage-backed securities and asset-backed securities in order to generate investment income, but also a considerable portion of its assets in equity securities, such as common stocks of U.S. and international companies (including smaller companies) that the investment adviser believes offer opportunities for capital growth.  As of the date of this Prospectus, the Fund allocates approximately 59% of its net assets in bonds, approximately 26% in U.S. stocks and approximately 11% in international stocks.  The Fund is designed for investors who have a lower tolerance for risk and whose primary goal is income and secondary goal is growth.  The Fund is also designed for investors who have a shorter time horizon or who are willing to accept some amount of market volatility in exchange for greater potential income and growth.

The following paragraph is added under "Principal Risks" on page 15 of the Prospectus:

Smaller company risk – smaller companies are usually less stable in price and less liquid than larger, more established companies.  Smaller companies are more vulnerable than larger companies to adverse business and economic developments and may have more limited resources.  Therefore, they generally involve greater risk.

5.           Nationwide Investor Destinations Conservative Fund.  The second paragraph under "Principal Investment Strategies" on page 19 of the Prospectus is deleted in its entirety and replaced with the following:

The Fund pursues its objective by seeking income and, secondarily, long-term growth of capital.  Through investments in the Underlying Funds and the Nationwide Contract, the Fund invests heavily in fixed-income securities, such as bonds, mortgage-backed securities and asset-backed securities, and a relatively small portion of its assets in equity securities, such as common stocks of U.S. companies.  As of the date of this Prospectus, the Fund allocates approximately 77% of its net assets in bonds and approximately 18% in stocks.  The Fund is designed for investors who have a low tolerance for risk and whose primary goal is income, or who have a short time horizon.

Nationwide Investor Destinations Aggressive Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	nmf_SupplementTextBlock
NATIONWIDE MUTUAL FUNDS

Nationwide Investor Destinations Aggressive Fund

Supplement dated September 27, 2013
to the Prospectus dated March 1, 2013

Capitalized terms and certain other terms used in this supplement, unless otherwise defined in this supplement, have the meanings assigned to them in the applicable Fund's Prospectus.

As described in the Prospectus, the target allocations for each Fund among the various asset classes are subject to change in order to meet each Fund's investment objective or as economic and/or market conditions warrant.  NFA, the investment adviser to the Funds, has determined that changes to the target allocations for the Funds are appropriate at this time.  Accordingly, the Prospectus is amended as set forth below.  The principal investment strategies of each Fund remain unchanged.

Effective September 30, 2013, the Prospectus is amended as follows:

1.           Nationwide Investor Destinations Aggressive Fund.  The second paragraph under "Principal Investment Strategies" on page 3 of the Prospectus is deleted in its entirety and replaced with the following:

The Fund pursues its objective primarily by seeking growth of capital.  Through investments in the Underlying Funds, the Fund invests heavily in equity securities, such as common stocks of U.S. and international companies (including smaller companies).  As of the date of this Prospectus, the Fund allocates approximately 59% of its net assets in U.S. stocks and approximately 28% in international stocks.  The Fund is designed for aggressive investors who are comfortable with assuming the risks associated with investing in a high percentage of stocks, including international stocks.  The Fund is also designed for investors with long time horizons, who want to maximize their long-term returns and who have a high tolerance for possible short-term losses.

Nationwide Investor Destinations Moderately Aggressive Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	nmf_SupplementTextBlock
NATIONWIDE MUTUAL FUNDS

Nationwide Investor Destinations Moderately Aggressive Fund

Supplement dated September 27, 2013
to the Prospectus dated March 1, 2013

Capitalized terms and certain other terms used in this supplement, unless otherwise defined in this supplement, have the meanings assigned to them in the applicable Fund's Prospectus.

As described in the Prospectus, the target allocations for each Fund among the various asset classes are subject to change in order to meet each Fund's investment objective or as economic and/or market conditions warrant.  NFA, the investment adviser to the Funds, has determined that changes to the target allocations for the Funds are appropriate at this time.  Accordingly, the Prospectus is amended as set forth below.  The principal investment strategies of each Fund remain unchanged.

Effective September 30, 2013, the Prospectus is amended as follows:

2.           Nationwide Investor Destinations Moderately Aggressive Fund.  The second paragraph under "Principal Investment Strategies" on page 7 of the Prospectus is deleted in its entirety and replaced with the following:

The Fund pursues its objective primarily by seeking growth of capital, as well as income.  Through investments in the Underlying Funds, the Fund invests considerably in equity securities, such as common stocks of U.S. and international companies, including smaller companies.  As of the date of this Prospectus, the Fund allocates approximately 51% of its net assets in U.S. stocks, approximately 26% in international stocks and approximately 19% in bonds.  The Fund is designed for moderately aggressive investors who want to maximize returns over the long-term but who have a tolerance for possible short-term losses or who are looking for some additional diversification.

Nationwide Investor Destinations Moderate Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	nmf_SupplementTextBlock
NATIONWIDE MUTUAL FUNDS

Nationwide Investor Destinations Moderate Fund

Supplement dated September 27, 2013
to the Prospectus dated March 1, 2013

Capitalized terms and certain other terms used in this supplement, unless otherwise defined in this supplement, have the meanings assigned to them in the applicable Fund's Prospectus.

As described in the Prospectus, the target allocations for each Fund among the various asset classes are subject to change in order to meet each Fund's investment objective or as economic and/or market conditions warrant.  NFA, the investment adviser to the Funds, has determined that changes to the target allocations for the Funds are appropriate at this time.  Accordingly, the Prospectus is amended as set forth below.  The principal investment strategies of each Fund remain unchanged.

Effective September 30, 2013, the Prospectus is amended as follows:

3.           Nationwide Investor Destinations Moderate Fund.  The second paragraph under "Principal Investment Strategies" on page 11 of the Prospectus is deleted in its entirety and replaced with the following:

The Fund pursues its objective by seeking both growth of capital and income.  Through investments in the Underlying Funds, the Fund may invest a majority of its assets in equity securities, such as common stocks of U.S. and international companies (including smaller companies) that the investment adviser believes offer opportunities for capital growth, but also a considerable portion of its assets in bonds (including mortgage-backed securities) in order to generate investment income.  As of the date of this Prospectus, the Fund allocates approximately 38% of its net assets in U.S. stocks, approximately 19% in international stocks and approximately 39% in bonds.  The Fund is designed for investors who have a lower tolerance for risk than more aggressive investors and who are seeking both capital growth and income.  The Fund is also designed for investors who have a longer time horizon and who are willing to accept moderate short-term price fluctuations in exchange for potential longer-term results.

Nationwide Investor Destinations Moderately Conservative Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	nmf_SupplementTextBlock
NATIONWIDE MUTUAL FUNDS

Nationwide Investor Destinations Moderately Conservative Fund

Supplement dated September 27, 2013
to the Prospectus dated March 1, 2013

Capitalized terms and certain other terms used in this supplement, unless otherwise defined in this supplement, have the meanings assigned to them in the applicable Fund's Prospectus.

As described in the Prospectus, the target allocations for each Fund among the various asset classes are subject to change in order to meet each Fund's investment objective or as economic and/or market conditions warrant.  NFA, the investment adviser to the Funds, has determined that changes to the target allocations for the Funds are appropriate at this time.  Accordingly, the Prospectus is amended as set forth below.  The principal investment strategies of each Fund remain unchanged.

Effective September 30, 2013, the Prospectus is amended as follows:

4.           Nationwide Investor Destinations Moderately Conservative Fund.  The second paragraph under "Principal Investment Strategies" on page 15 of the Prospectus is deleted in its entirety and replaced with the following:

The Fund pursues its objective by seeking income and, secondarily, long-term growth of capital.  Through investments in the Underlying Funds, the Fund invests a majority of its assets in fixed-income securities, such as bonds, mortgage-backed securities and asset-backed securities in order to generate investment income, but also a considerable portion of its assets in equity securities, such as common stocks of U.S. and international companies (including smaller companies) that the investment adviser believes offer opportunities for capital growth.  As of the date of this Prospectus, the Fund allocates approximately 59% of its net assets in bonds, approximately 26% in U.S. stocks and approximately 11% in international stocks.  The Fund is designed for investors who have a lower tolerance for risk and whose primary goal is income and secondary goal is growth.  The Fund is also designed for investors who have a shorter time horizon or who are willing to accept some amount of market volatility in exchange for greater potential income and growth.

The following paragraph is added under "Principal Risks" on page 15 of the Prospectus:

Smaller company risk – smaller companies are usually less stable in price and less liquid than larger, more established companies.  Smaller companies are more vulnerable than larger companies to adverse business and economic developments and may have more limited resources.  Therefore, they generally involve greater risk.

Nationwide Investor Destinations Conservative Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	nmf_SupplementTextBlock
NATIONWIDE MUTUAL FUNDS

Nationwide Investor Destinations Conservative Fund

Supplement dated September 27, 2013
to the Prospectus dated March 1, 2013

Capitalized terms and certain other terms used in this supplement, unless otherwise defined in this supplement, have the meanings assigned to them in the applicable Fund's Prospectus.

As described in the Prospectus, the target allocations for each Fund among the various asset classes are subject to change in order to meet each Fund's investment objective or as economic and/or market conditions warrant.  NFA, the investment adviser to the Funds, has determined that changes to the target allocations for the Funds are appropriate at this time.  Accordingly, the Prospectus is amended as set forth below.  The principal investment strategies of each Fund remain unchanged.

5.           Nationwide Investor Destinations Conservative Fund.  The second paragraph under "Principal Investment Strategies" on page 19 of the Prospectus is deleted in its entirety and replaced with the following:

The Fund pursues its objective by seeking income and, secondarily, long-term growth of capital.  Through investments in the Underlying Funds and the Nationwide Contract, the Fund invests heavily in fixed-income securities, such as bonds, mortgage-backed securities and asset-backed securities, and a relatively small portion of its assets in equity securities, such as common stocks of U.S. companies.  As of the date of this Prospectus, the Fund allocates approximately 77% of its net assets in bonds and approximately 18% in stocks.  The Fund is designed for investors who have a low tolerance for risk and whose primary goal is income, or who have a short time horizon.